N-2	Dec. 31, 2022 shares
Cover [Abstract]
Entity Central Index Key	0000908187
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	PCM Fund, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview
The Fund’s primary investment objective is to achieve high current income. Capital gain from the disposition of investments is a secondary objective of the Fund.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:
»	Exposure to holdings related to special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to absolute performance as the securities posted positive returns.
»	Exposure to high yield credit contributed to absolute performance as the sector posted positive performance.
»	Security selection within structured agency mortgage backed securities contributed to absolute performance as the securities posted positive returns.
»	Exposure to asset-backed securities detracted from absolute performance as the sector posted negative performance.
»	Interest rate positioning, most notably long exposure at the short to intermediate portion of the curve detracted from performance as rates rose.
»	Exposure to re‑performing residential mortgage loans detracted from performance as the securities posted negative returns.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	11,846